Risk management	12 Months Ended
Dec. 31, 2024
Disclosure of financial risk management [abstract]
Risk management

Note 5 - Risk management:

Financial risk factors

The Company is not significantly expose to the following risks:

•
Price risks: Since the product prices are not fluctuating in nature, the Company has many suppliers and there is no concentration of suppliers.
•
Credit Risk: Since the Company mainly conducts the majority of its transactions in cash.

The Company is exposed to exchange rate risks, interest rates risks and liquidity risks. Management focuses primarily on minimizing the potentially adverse effects on financial performance.

Risk management is carried out by the Chief Financial Officer (CFO) under the policies established by the Company. The CFO identifies, evaluates and covers financial risks with the close cooperation of the Board of Directors. The Company establishes written principles for risk management in general, as well as written policies that cover specific areas such as liquidity risk, capital risk and investment of excess liquidity.

5.1.
Liquidity risk

Cash flow forecasts are developed by the Company's finance department. The treasury department monitors liquidity requirements to ensure that there is sufficient cash to meet operational needs so that the Company do not breach its financial commitments.

The excess cash on the working capital requirements are managed by the treasury department that invests them in financial institutions with high credit rating, choosing the instruments with the appropriate maturities or sufficient liquidity that gives the Company the sufficient margin in accordance with the cash flow forecasts mentioned above.

The Company finances its operations through the combination of:

1.
The credit obtained from suppliers, has driven a positive working capital dynamic because of favorable payable terms relative to the high rotation of inventories and minimal receivable balances, as most of the Company’s sales are received in cash at the time of sale,
2.
The Company has historically used certain amounts of short-term and long-term debt with related parties and third parties to supplement its cash flows,
3.
In addition, the Company has entered into supplier finance arrangements with Santander and HSBC to provide its suppliers collect their invoices earlier without cost for the Company, which can lead to concentration of liquidity risk. However, the Company chooses which accounts payable the financial institutions will settle and decides which accounts will remain payable to the suppliers, being able to manage such risk,
4.
The excess of cash is invested in short-term bank deposits, and
5.
Financings to fund the acquisition of store and transportation equipment.

Management believes that existing cash and cash equivalents and the liquidity provided from short-term bank deposits will be sufficient to meet the Company’s anticipated cash needs for at least the next 12 months, considering expected organic growth.

The Company's contractual maturities of its financial liabilities are detailed below according to the maturity periods. The table has been prepared on the basis of cash flows without discounting, from the first date on which the Company may be required to pay. The table includes the cash flows corresponding to the principal amount and its interest.

	Up to 1 year		More than 1 and up to 3 Years		Over 3 and up to 5 Years		More than 5 years		Total
December 31, 2024:
Debt (excluding issuance costs)	Ps.	948,408	Ps.	116,696	Ps.	—	Ps.	—	Ps.	1,065,104
Accounts payable and accrued expenses		341,828		—		—		—		341,828
Suppliers		8,835,875		—		—		—		8,835,875
Lease liabilities		1,800,536		3,188,993		2,770,943		8,761,593		16,522,065
Total	Ps.	11,926,647	Ps.	3,305,689	Ps.	2,770,943	Ps.	8,761,593	Ps.	26,764,872

	Up to 1 year		More than 1 and up to 3 Years		Over 3 and up to 5 Years		More than 5 years		Total
December 31, 2023:
Debt (excluding issuance costs)	Ps.	768,576	Ps.	423,962	Ps.	—	Ps.	—	Ps.	1,192,538
Debt with related parties		—		1,665,422		—		—		1,665,422
Interest payable on Promissory Notes		—		5,087,245		—		—		5,087,245
Costs of modification and remeasurement of Promissory Notes		—		80,244		—		—		80,244
Accounts payable and accrued expenses		322,959		—		—		—		322,959
Suppliers		7,126,089		—		—		—		7,126,089
Lease liabilities		1,293,219		2,382,138		2,062,570		6,401,351		12,139,278
Total	Ps.	9,510,843	Ps.	9,639,011	Ps.	2,062,570	Ps.	6,401,351	Ps.	27,613,775

5.2.
Capital risk

The Company’s objectives on managing capital risks are safeguarding the Company's ability to continue as an ongoing business, maximizing benefits for stockholders and improving the capital structure to reduce the cost of capital.

With the objective of maintaining or adjusting the capital structure, the Company can reduce capital in favor of its stockholders and / or to cover accumulated losses. Consistent with other participants in the industry, the Company monitors capital based on the operating leverage ratio.

5.3.
Exchange rate risks

The Company's exposure to the volatility of the exchange rate of its functional currency against the US dollar (US$) for the Company's financial instruments is shown below (figures in this table are expressed in US$):

	December 31, 2024		December 31, 2023		December 31, 2022
Financial assets	US$	169,241,805	US$	13,643,181	US$	15,090,609
Financial liabilities		(120,000)		(287,343,524)		(246,151,781)
Long (short) foreign exchange monetary position	US$	169,121,805	US$	(273,700,343)	US$	(231,061,172)

The exchange rates at the date of the financial statements, for one US dollar, were as follows:

		Exchange rate as of December 31,
	2024		2023		2022
Ps./US$	Ps.	20.2683	Ps.	16.8935	Ps.	19.3615
		Average exchange rate
	2024		2023		2022
Ps./US$	Ps.	18.3024	Ps.	17.7338	Ps.	20.1205

A hypothetical variation of 10% in the Ps. / US$ exchange rate and keeping all other variables constant would have resulted in a profit or loss of Ps.342,781, Ps.462,376, and Ps.447,369, in the consolidated statement of profit or loss and stockholders’ equity as of December 31, 2024, 2023 and 2022.

5.4.
Interest rate risk

The Company's debt is at fixed rates; therefore, the Company is not exposed to interest rate variation risk of loans bearing interest at variable rates. However, fixed-interest loans expose the Company to interest rate risk at fair value, which implies that the Company might be paying interest at rates significantly different from those of an observable market.